Summary of Significant Accounting Policies - Leases (Details) - Cara Therapeutics, Inc. - lease		12 Months Ended
	May 11, 2023	Dec. 31, 2023	Dec. 31, 2022
New Corporate Headquarters Office Space [Member]
Lessee, Lease, Description [Line Items]
Annual incremental borrowing rate		12.83%
Lessee, operating lease, discount rate, basis spread on variable rate	7.75%	7.75%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrMember
Lessee, operating lease, discount rate, variable rate basis, floor	2.75%	2.75%
ASC 842 [Member] | Stamford Operating Lease and New Stamford Lease [Member]
Lessee, Lease, Description [Line Items]
Number of other operating leases		2
ASC 842 [Member] | Stamford Lease Terminated In December 2023 [Member]
Lessee, Lease, Description [Line Items]
Annual incremental borrowing rate		7.00%	7.00%